GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 9:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the six months ended June 30, 2015 and 2014.

	Six months ended June 30,
	2015	2014
	Unaudited

Americas	$37,076	$37,170
Europe	18,204	21,093
Far East	10,977	10,771
Israel	3,628	4,483

	$69,885	$73,517

The following presents long-lived assets as of June 30, 2015 and December 31, 2014.

	June 30, 2015	December 31, 2014
	Unaudited	Audited

Israel	$3,954	$3,576
Americas	123	141
Europe	58	56
Far East	91	83

	$4,226	$3,856

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Six months ended June 30,
	2015	2014
	Unaudited

Networking	$61,111	$64,103
Technology	8,774	9,414

	$69,885	$73,517